Basis of preparation	3 Months Ended
Mar. 31, 2022
Basis of preparation
Basis of preparation

2 Basis of preparation

The interim condensed consolidated financial statements for the three months ended March 31, 2022 and 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2021 and 2020 and for the three years ended December 31, 2021. Unless otherwise specified, "the Company" refers to Centogene N.V. and Centogene GmbH throughout the remainder of these notes, while "the Group" refers to Centogene N.V., Centogene GmbH and its subsidiaries.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021 except for the changes in presentation relating to discontinued operations (refer to Note 2.1– New significant accounting policies and accounting judgments and estimates and Note 7– Discontinued operations). The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective, and there are no new or amended standards or interpretations that are issued and became effective for the 2022 annual reporting period, that have a material impact on the Group.

These interim condensed consolidated financial statements are presented in euro, which is the Group's functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.

2.1New significant accounting policies and accounting judgments and estimates

Discontinued operations

A discontinued operation is a component of an entity that either has been disposed of, or that is classified as held for sale. It must either: represent a major separate line of business or geographical area of operations; be part of a single coordinated disposal plan; or be a subsidiary acquired exclusively with a view to resale. A component also qualifies for presentation as a discontinued operation when activities are ultimately ended (abandoned). Non-current assets and disposal groups are not classified as assets held for sale if their carrying amount is to be recovered through continuing use.

In 2021, the Group decided to end its COVID-19 business activities in Q1 2022. The Group assessed that ending the activities of this operating segment would qualify as a discontinued operation. Therefore, the profit or loss related to the COVID-19 business is presented in a separate line item of the profit and loss section of the statement of comprehensive loss for the three months ended March 31, 2022 and 2021. The segment reporting note and notes to the unaudited interim condensed consolidated financial statements for the three months ended March 31, 2022 and 2021 only represent continuing operations. For further details on the discontinued operations refer to Note 7 – Discontinued operations.

Warrants

Warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price or the numbers of shares to be issued are not deemed to be fixed, the warrants are classified as a non-current derivative financial liability. Warrants entitle the holder to purchase one common share of the Company at an exercise price of USD 7.72 per share and can be settled for a fixed number of the Company's underlying common shares. Since the exercise price of the warrants is determined in US dollars which is different from the Company’s functional currency, warrants are classified as liabilities. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value through profit and loss (FVTPL) at each reporting date. As the warrants are classified as financial liabilities at FVTPL, transaction costs in the amount of EUR 68k were expensed in the consolidated statements of comprehensive loss for the three months ended March 31, 2022. For more details, refer to Note 13 – Financial instruments at fair value.

2.2Revision of selected assets and liabilities in the consolidated statement of financial position and selected income and expenses in the consolidated statement of comprehensive loss

In accordance with IAS 8.42, the Group revised the amount presented for certain property, plant and equipment and lease liabilities balances on the consolidated statement of financial position and cost of sales and other operating income amounts in the statements of comprehensive loss as of and for the year ended December 31, 2021 These revised assets, liabilities, income and expenses are related to the COVID-19 segment which has been discontinued as of March 31, 2022.

In September 2021, management updated their long term COVID-19 outlook and took the decision to wind down the COVID-19 segment by Q1 2022. This resulted in an accelerated depreciation of COVID-19 segment related property, plant and equipment and right of use assets during Q4 2021.

In Q2 2022, management identified the accelerated depreciation was over-stated with an amount of EUR 1,317k and a terminated lease contract in Q4 2021 with a EUR 273k lease liability balance which was not derecognized from the statement of financial position as of December 31, 2021. The lease liability is in relation to the closure of the Hamburg laboratory of which the right of use asset was completely written off in Q3 2021.

To correct these unadjusted differences, property, plant and equipment has been revised by EUR 1,317k with a corresponding decrease in depreciation expense under cost of sales and lease liabilities have been revised by EUR 273k with a corresponding increase in other operating income.

The changes to the consolidated statement of financial position as of December 31, 2021 are as follows:

in EUR k	Dec 31, 2021 (as previously reported)	Adjustment	Dec 31, 2021 (revised)
Property, plant & equipment	8,147	1,317	9,464
Non-current Assets	39,217	1,317	40,534
Total assets	90,694	1,317	92,011

Retained earnings and other reserves	(109,295)	1,590	(107,705)
Equity	27,503	1,590	29,093

Lease liabilities	15,588	(194)	15,394
Non-current liabilities	23,695	(194)	23,501
Lease liabilities	3,409	(79)	3,330
Current liabilities	39,496	(79)	39,417
Total Liabilities	63,191	(273)	62,918

The changes to the consolidated statements of comprehensive income for the year ended December 31, 2021 are as follows:

	Dec 31, 2021 (as previously reported)	Adjustment	Dec 31, 2021 (revised)
Revenue	189,923	-	189,923
Cost of sales	161,765	(1,317)	160,448
Gross profit	28,158	1,317	29,475
Research and development expenses	19,297	-	19,297
General administrative expenses	46,739	-	46,739
Selling expenses	9,860	-	9,860
Impairment of financial assets	1,140	-	1,140
Other operating income	2,936	273	3,209
Other operating expenses	86	-	86
Operating loss	(46,028)	1,590	(44,438)
Loss for the year	(46,852)	1,590	(45,262)
Total comprehensive loss	(46,309)	1,590	(44,719)
Loss per share- Basic and diluted (in EUR)	(2.06)	0.08	(1.98)

The revisions above have no impact on the changes in cash, cash equivalents and net cash flows in operating, investing, and financing activities within the consolidated statements of cash flows for the year ended December 31, 2021.